                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act File Number 811-3691

                      LORD ABBETT MID-CAP VALUE FUND, INC.
                      ------------------------------------
               (Exact name of Registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------


Date of fiscal year end: 12/31
                         -----

Date of reporting period: 12/31/2003
                          ----------

ITEM 1:    REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

2003
 ANNUAL
   REPORT

LORD ABBETT
   MID-CAP VALUE FUND


FOR THE YEAR ENDED DECEMBER 31, 2003

--------------------------------------------------------------------------------
LORD ABBETT MID-CAP VALUE FUND
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2003

DEAR SHAREHOLDER: We are pleased to provide you with this twelve-month overview of the Lord Abbett Mid-Cap Value Fund's (the Fund) strategies and performance for the fiscal year ended December 31, 2003. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: War and general geopolitical concerns had a negative effect on the psyche of businesses and consumers during the first part of the year. Corporations entered the first quarter of 2003 cautiously and remained wary, selling existing inventories and implementing layoffs, as the economy continued to decelerate. The unemployment rate rose during the period, reaching 6.4% by June 2003. But, as the coalition's war effort made clear progress in the early spring, the fog of global uncertainty lifted, and broad equity indices experienced meaningful advances.

     In June, the Federal Reserve Board (the Fed) cut interest rates by 25 basis points to 1%, in a continued attempt to spark the economy. With interest rates at levels not seen for over 40 years, the Fed is attempting a variety of measures to promote and sustain growth. Over the past year, the U.S. dollar weakened versus the euro. A weaker dollar can translate into more competitive pricing for U.S. goods overseas. Additionally, imports can become more expensive and less attractive to the U.S. consumer, resulting in higher sales of American-made goods within the U.S.--providing further stimulus for economic growth. During the second quarter of 2003, President Bush signed into law a tax reform/economic stimulus package with accelerated tax cuts and dividend exclusions.

     The U.S. economy continued to show signs of improvement during the third quarter of 2003, as domestic growth prospects and corporate profits improved. Further evidence of an economic recovery sparked the equity markets, adding to the market gains experienced in the second quarter. For the reporting period, major indices advanced, but concerns over future growth grew as the summer ended.

     As the economy entered the final months of 2003, gross domestic product
(GDP) numbers showed that the U.S. economy expanded by an 8.2% rate in the

--------------------------------------------------------------------------------

third quarter, well ahead of expectations and up from 3.3% growth in the second quarter. In addition, productivity data, an important gauge for inflation, remained strong and can be seen as an important signal that interest rates may remain low in the near term. As the period came to a close, October's employment report showed an increase of 126,000 jobs, and while the unemployment rate dropped to 5.7% in December, further employment data have shown lower-than-expected job creation in December, disappointing some. Historically, it is not uncommon for employment statistics to improve slower than other economic indicators. GDP grew at a 4% annual pace in the fourth quarter, and although this was slightly below expectations, the data continued to reinforce the view of an improving economy.

Q: HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED DECEMBER 31, 2003?

A: For the fiscal year ended December 31, 2003, the Fund returned 24.9%, reflecting performance at the Net Asset Value (NAV) of Class A shares, with all distributions reinvested, underperforming the S&P MidCap 400/BarraValue Index,(1) which returned 40.2% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, for the fiscal year ended December 31, 2003 are: 1 year: 17.74% 5 years: 12.90% and 10 years: 13.51%.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: While the Fund's absolute performance was positive during the fiscal year, stock selection within the consumer discretionary sector was the largest detractor from relative returns. Holdings of certain consumer product companies lowered the Fund's relative returns, as product line exits, margin reductions and lower 2004 profit outlooks created declines in these stocks. The Fund's decision to underweight the information technology sector also lowered the Fund's performance relative to the index. Focusing on value stocks with strong fundamentals, the investment team has yet to find compelling opportunities in this sector and believes much of the appreciation is the result of speculating. In addition, stock selection within the financial sector detracted from the Fund's returns, as certain insurance stocks faltered from higher underwriting expenses and increased loss adjustment costs.

(1) The S&P MidCap 400/Barra Value Index is a market capitalization-weighted index of the stocks in the S&P MidCap 400 Index having the lowest price-to-book ratios. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

--------------------------------------------------------------------------------

The largest benefit to the Fund's performance was the investment team's decision to hold an overweight within the healthcare sector, as the sector experienced strong returns. Stock selection within the energy sector also added to the Fund's performance. Strong revenue and profit growth, coupled with elimination of certain business lines, benefited these holdings. In addition, the Fund's underweight position in the utilities sector added to performance. The Fund is actively managed and, as a result, asset allocation may change. Sectors may include many industries.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of December 31, 2003; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PERFORMANCE DATA QUOTED ABOVE IS HISTORICAL. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's Prospectus.

YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END (AVAILABLE WITHIN SEVEN BUSINESS DAYS OF THE MOST RECENT MONTH END) BY CALLING LORD ABBETT AT 800-821-5129 OR REFER TO OUR WEBSITE AT www.LordAbbett.com.

THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

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INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell Midcap(R) Value Index and the S&P MidCap 400/Barra Value Index, assuming reinvestment of all dividends and distributions. The Fund believes that the Russell Midcap(R) Value Index more closely represents the universe of securities in which the Fund invests and therefore is considering substituting it for the S&P MidCap 400/Barra Value Index. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

               THE FUND (CLASS A SHARES)       THE FUND (CLASS A SHARES)       RUSSELL MIDCAP(R)     S&P MIDCAP 400/BARRA
                      AT NET ASSET VALUE    AT MAXIMUM OFFERING PRICE(1)          VALUE INDEX(2)           VALUE INDEX(2)
  12/31/93                    $   10,000                      $    9,425              $   10,000               $   10,000
  12/31/94                    $    9,673                      $    9,117              $    9,787               $    9,943
  12/31/95                    $   12,197                      $   11,495              $   13,206               $   13,328
  12/31/96                    $   14,786                      $   13,936              $   15,881               $   15,913
  12/31/97                    $   19,450                      $   18,331              $   21,339               $   21,375
  12/31/98                    $   19,362                      $   18,249              $   22,423               $   22,373
  12/31/99                    $   20,183                      $   19,022              $   22,399               $   22,894
12/31/2000                    $   30,941                      $   29,161              $   26,695               $   29,268
12/31/2001                    $   33,416                      $   31,494              $   27,317               $   31,357
12/31/2002                    $   30,158                      $   28,424              $   24,683               $   28,190
12/31/2003                    $   37,679                      $   35,513              $   34,080               $   39,517

                              FISCAL YEAR-END 12/31
                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED DECEMBER 31, 2003

                             1 YEAR    5 YEARS   10 YEARS    LIFE OF CLASS
          CLASS A(3)          17.74%     12.90%     13.51%              --
          CLASS B(4)          20.15%     13.42%        --            13.86%
          CLASS C(5)          24.21%     13.55%        --            13.86%
          CLASS P(6)          24.87%     14.02%        --            11.38%
          CLASS Y(7)          25.39%        --         --            14.97%

(1) Reflects the deduction of the maximum initial sales charge of 5.75%.

(2) Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the indices is not necessarily representative of the Fund's performance.

(3) Class A shares were first offered on June 28, 1983. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended December 31, 2003, using the SEC-required uniform method to compute such return.

(4) Class B shares were first offered on May 1, 1997. Performance reflects the deduction of a CDSC of 4% for 1 year, 0% for 5 years and for the life of the class.

(5) Class C shares were first offered on May 1, 1997. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

(6) Class P shares were first offered on January 1, 1998. Performance is at net asset value.

(7) Class Y shares were first offered on May 3, 1999. Performance is at net asset value.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                             VALUE
INVESTMENTS                                                 SHARES           (000)
----------------------------------------------------------------------------------
COMMON STOCKS 94.96%

AUTO COMPONENTS 2.20%
Dana Corp.(b)                                            7,815,600   $     143,416
                                                                     -------------

CHEMICALS 9.33%
Crompton Corp.^(b)                                       7,496,400          53,749
Eastman Chemical Co.^(b)                                 4,538,400         179,403
IMC Global, Inc.(b)                                      9,300,900          92,358
Monsanto Co.                                             6,045,900         174,001
Potash Corp. of Saskatchewan(a)                          1,245,890         107,745
                                                                     -------------
TOTAL                                                                      607,256
                                                                     -------------

COMMUNICATIONS EQUIPMENT 0.32%
Avaya, Inc.*                                             1,617,600          20,932
                                                                     -------------

CONTAINERS & PACKAGING 4.16%
Ball Corp.                                               2,012,900         119,908
Pactiv Corp.*^                                           6,309,400         150,795
                                                                     -------------
TOTAL                                                                      270,703
                                                                     -------------

ELECTRIC UTILITIES 5.12%
Ameren Corp.^                                            3,066,100         141,040
CMS Energy Corp.*(b)                                     8,260,900          70,383
Northeast Utilities^                                     4,558,000          91,935
Puget Energy, Inc.                                       1,255,500          29,843
                                                                     -------------
TOTAL                                                                      333,201
                                                                     -------------

ENERGY EQUIPMENT & SERVICES 5.26%
GlobalSantaFe Corp.                                      3,074,000          76,327
Halliburton Co.^                                         5,939,000         154,414
Pride Int'l., Inc.*^                                     5,995,800         111,762
                                                                     -------------
TOTAL                                                                      342,503
                                                                     -------------

FOOD & STAPLES RETAILING 0.66%
Safeway, Inc.*^                                          1,972,600          43,220
                                                                     -------------

FOOD PRODUCTS 3.36%
Archer-Daniels-Midland Co.^                              8,527,675   $     129,791
Dean Foods Co.*^                                         1,191,600          39,168
Smithfield Foods, Inc.*^                                 2,412,100          49,930
                                                                     -------------
TOTAL                                                                      218,889
                                                                     -------------

GAS UTILITIES 1.83%
NiSource, Inc.^                                          3,702,600          81,235
Southwest Gas Corp.^                                     1,689,800          37,936
                                                                     -------------
TOTAL                                                                      119,171
                                                                     -------------

HEALTHCARE EQUIPMENT & SUPPLIES 2.34%
Bausch & Lomb, Inc.^(b)                                  2,936,300         152,394
                                                                     -------------

HEALTHCARE PROVIDERS & SERVICES 5.96%
Aetna, Inc.^                                             2,079,600         140,539
Caremark Rx, Inc.*^                                      5,152,500         130,513
Health Net, Inc.*^                                       3,576,300         116,945
                                                                     -------------
TOTAL                                                                      387,997
                                                                     -------------

HOTELS, RESTAURANTS & LEISURE 1.93%
Park Place Entertainment Corp.*^                         8,282,200          89,696
Yum! Brands, Inc.*                                       1,038,300          35,718
                                                                     -------------
TOTAL                                                                      125,414
                                                                     -------------

HOUSEHOLD DURABLES 5.20%
American Greetings Corp.*^                               1,406,400          30,758
Leggett & Platt, Inc.^                                   3,824,800          82,730
Newell Rubbermaid, Inc.                                  3,978,300          90,586
Snap-on, Inc.(b)                                         4,169,600         134,428
                                                                     -------------
TOTAL                                                                      338,502
                                                                     -------------

INDUSTRIAL CONGLOMERATES 2.07%
Hubbell, Inc.^(b)                                        3,058,300         134,871
                                                                     -------------

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2003

                                                                             VALUE
INVESTMENTS                                                 SHARES           (000)
----------------------------------------------------------------------------------
INSURANCE 11.57%
Everest Re Group Ltd.^(a)                                1,920,300   $     162,458
Arthur J. Gallagher & Co.^                               2,004,000          65,110
PartnerRe Ltd.^(a)                                       2,347,500         136,272
PMI Group, Inc.^                                         1,622,500          60,406
SAFECO Corp.^                                            4,021,656         156,563
Transatlantic Holdings, Inc.^                              141,300          11,417
XL Capital Ltd. Class A^(a)                              2,071,400         160,637
                                                                     -------------
TOTAL                                                                      752,863
                                                                     -------------

LEISURE EQUIPMENT & PRODUCTS 2.02%
Foot Locker, Inc.^                                       5,605,700         131,454
                                                                     -------------

MACHINERY 3.61%
CNH Global N.V.(a)                                       2,325,558          38,604
Cummins, Inc.^                                           1,757,300          86,002
The Timken Co.^(b)                                       5,511,000         110,551
                                                                     -------------
TOTAL                                                                      235,157
                                                                     -------------

MEDIA 1.16%
Interpublic Group of Cos., Inc.*^                        4,853,800          75,719
                                                                     -------------

MULTI-LINE RETAIL 4.35%
Big Lots, Inc.*^(b)                                      6,174,200          87,735
Federated Department Stores, Inc.^                         686,400          32,350
J.C. Penney Co., Inc.^                                   5,000,800         131,421
May Department Stores Co.^                               1,095,900          31,858
                                                                     -------------
TOTAL                                                                      283,364
                                                                     -------------

OIL & GAS 2.06%

EOG Resources, Inc.^                                     2,902,600         134,013
Kerr-McGee Corp.^                                              700              33
                                                                     -------------
TOTAL                                                                      134,046
                                                                     -------------

PAPER & FOREST PRODUCTS 4.54%
Georgia-Pacific Corp.^                                   5,689,270   $     174,490
Meadwestvaco Corp.                                       4,075,300         121,240
                                                                     -------------
TOTAL                                                                      295,730
                                                                     -------------

PHARMACEUTICALS 1.85%
King Pharmaceuticals, Inc.*                              2,768,700          42,251
Mylan Laboratories, Inc.                                 3,079,225          77,781
                                                                     -------------
TOTAL                                                                      120,032
                                                                     -------------

REAL ESTATE INVESTMENT TRUSTS 3.25%
Health Care Properties                                     493,400          25,065
Healthcare Realty Trust, Inc.                            2,108,706          75,386
Host Marriott Corp.*                                     9,023,600         111,171
                                                                     -------------
TOTAL                                                                      211,622
                                                                     -------------

SOFTWARE 2.67%
Cadence Design Systems, Inc.*^                           3,820,800          68,698
Sybase, Inc.*^(b)                                        5,100,535         104,969
                                                                     -------------
TOTAL                                                                      173,667
                                                                     -------------

SPECIALTY RETAIL 2.99%
Office Depot, Inc.*^                                     8,087,600         135,144
Payless ShoeSource, Inc.*^(b)                            4,429,700          59,358
                                                                     -------------
TOTAL                                                                      194,502
                                                                     -------------

TEXTILES & APPAREL 1.38%
Tommy Hilfiger Corp.*^(a)(b)                             6,062,100          89,780
                                                                     -------------

TRADING COMPANIES & DISTRIBUTORS 3.77%
Genuine Parts Co.^                                       4,350,300         144,430
W.W. Grainger, Inc.^                                     2,128,600         100,874
                                                                     -------------
TOTAL                                                                      245,304
                                                                     -------------
TOTAL COMMON STOCKS
(Cost $5,138,750,238)                                                    6,181,709
                                                                     =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
DECEMBER 31, 2003

                                                                             VALUE
INVESTMENTS                                                 SHARES           (000)
----------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 13.09%

COLLATERAL FOR SECURITIES ON LOAN 6.82%

State Street Navigator Securities
Lending Prime
Portfolio, 1.07%(c)                                        444,391   $     444,391
                                                                     -------------

                                                         PRINCIPAL
                                                            AMOUNT
                                                             (000)
                                                     -------------
REPURCHASE AGREEMENT 6.27%

Repurchase Agreement dated 12/31/2003, 0.80%
due 1/2/2004 with State Street Bank & Trust
Co. collateralized by $185,100,000 of Federal
Home Loan Bank from 1.435% to 3.375% due from
5/14/2004 to 2/15/2006, $99,740,000 of
Federal National Mortgage Assoc. from 2.00%
to 4.25% due from 4/8/2005 to 6/15/2005,
$100,710,000 of Federal Home Loan Mortgage
Corp. from 2.01% to 3.25% due from 11/15/2004
to 11/28/2005, and $25,220,000 of Federal
Farm Credit Bank at 1.90% due 3/4/2005;
value: $416,238,430; proceeds: $408,059,881          $     408,042         408,042
                                                                     -------------

TOTAL SHORT-TERM INVESTMENTS
(Cost $852,433,445)                                                        852,433
                                                                     =============

TOTAL INVESTMENTS 108.05%
(Cost $5,991,183,683)                                                $   7,034,142
                                                                     =============

  * Non-income producing security.
  ^ Security (or a portion of security) on loan. See Note 5.
(a) Foreign security traded in U.S. dollars.
(b) Affiliated company (holding represents 5% or more of the outstanding voting shares). Investments in affiliated companies have a total cost of $1,263,150,833 and total value of $1,413,394,842. See Note 9.
(c) Rate shown reflects seven day yield as of December 31, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003

ASSETS:
  Investment in unaffiliated securities, at value (cost $4,728,032,850)            $    5,620,747,195
  Investment in affiliated securities, at value (cost $1,263,150,833)                   1,413,394,842
  Cash                                                                                            160
  Receivables:
    Interest and dividends                                                                  6,545,362
    Investment securities sold                                                              5,886,817
    Capital shares sold                                                                    36,052,454
  Prepaid expenses and other assets                                                         1,594,127
-----------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                                          7,084,220,957
-----------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable upon return of securities on loan                                               444,391,699
  Payables:
    Investment securities purchased                                                       104,171,125
    Capital shares reacquired                                                              17,589,925
    Management fee                                                                          2,943,604
    12b-1 distribution fees                                                                 3,276,254
    Fund administration                                                                       213,159
    Directors' fees                                                                           316,405
  Accrued expenses and other liabilities                                                    1,500,975
-----------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                                       574,403,146
=====================================================================================================
NET ASSETS                                                                         $    6,509,817,811
=====================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                    $    5,468,938,683
Distributions in excess of net investment income                                             (316,405)
Accumulated net realized loss on investments                                               (1,762,821)
Net unrealized appreciation on investments                                              1,042,958,354
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $    6,509,817,811
=====================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                     $    4,226,138,331
Class B Shares                                                                     $      771,958,908
Class C Shares                                                                     $      975,893,833
Class P Shares                                                                     $      178,438,648
Class Y Shares                                                                     $      357,388,091
OUTSTANDING SHARES BY CLASS:
Class A Shares                                                                            224,460,359
Class B Shares                                                                             42,031,817
Class C Shares                                                                             53,279,344
Class P Shares                                                                              9,636,320
Class Y Shares                                                                             19,027,743
Net asset value, offering and redemption price per share
  (net assets divided by outstanding shares):
Class A Shares-Net asset value                                                     $            18.83
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 5.75%)                                     $            19.98
Class B Shares-Net asset value                                                     $            18.37
Class C Shares-Net asset value                                                     $            18.32
Class P Shares-Net asset value                                                     $            18.52
Class Y Shares-Net asset value                                                     $            18.78
=====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
Dividends                                                                          $       82,234,133
Interest                                                                                    3,396,665
Securities lending-net                                                                        403,847
Foreign withholding tax                                                                      (260,867)
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                    85,773,778
-----------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                             24,460,868
12b-1 distribution plan-Class A                                                            10,953,572
12b-1 distribution plan-Class B                                                             6,203,663
12b-1 distribution plan-Class C                                                             7,592,836
12b-1 distribution plan-Class P                                                               486,067
Shareholder servicing                                                                      10,418,798
Market data                                                                                     2,425
Professional                                                                                   69,619
Reports to shareholders                                                                       676,224
Fund administration                                                                         1,850,848
Custody                                                                                       205,316
Directors' fees                                                                                31,354
Registration                                                                                  177,988
Other                                                                                         649,312
-----------------------------------------------------------------------------------------------------
Gross expenses                                                                             63,778,890
  Expense reductions                                                                          (43,324)
-----------------------------------------------------------------------------------------------------
NET EXPENSES                                                                               63,735,566
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                      22,038,212
=====================================================================================================
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                                           69,875,280
Net change in unrealized appreciation/depreciation on investments                       1,105,913,350
=====================================================================================================
NET REALIZED AND UNREALIZED GAIN                                                        1,175,788,630
=====================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $    1,197,826,842
=====================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE YEAR ENDED    FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                                         DECEMBER 31, 2003     DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                         $       22,038,212    $       15,487,632
Net realized gain (loss) on investments                                               69,875,280            (3,038,925)
Net change in unrealized appreciation/depreciation on investments                  1,105,913,350          (319,508,912)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    1,197,826,842          (307,060,205)
======================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                           (30,831,665)           (4,955,562)
   Class B                                                                              (276,965)             (182,446)
   Class C                                                                              (632,663)             (406,867)
   Class P                                                                            (1,165,035)              (61,631)
   Class Y                                                                            (2,985,395)              (25,813)
Net realized gain
   Class A                                                                           (44,145,088)          (20,972,882)
   Class B                                                                            (8,338,893)           (4,999,699)
   Class C                                                                           (10,576,850)           (4,853,494)
   Class P                                                                            (1,923,814)             (244,394)
   Class Y                                                                            (3,521,329)              (68,759)
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                 (104,397,697)          (36,771,547)
======================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                  2,693,579,695         2,576,658,163
Reinvestment of distributions                                                         88,445,992            26,773,863
Cost of shares reacquired                                                           (875,839,233)         (583,329,767)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                                 1,906,186,454         2,020,102,259
======================================================================================================================
NET INCREASE IN NET ASSETS                                                         2,999,615,599         1,676,270,507
======================================================================================================================
NET ASSETS:
Beginning of year                                                                  3,510,202,212         1,833,931,705
----------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                   $    6,509,817,811    $    3,510,202,212
======================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME              $         (316,405)   $       14,356,433
======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                                YEAR ENDED 12/31
                                                --------------------------------------------------------------------------------
                                                    2003             2002             2001             2000             1999
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)

NET ASSET VALUE, BEGINNING OF YEAR              $      15.39     $      17.41     $      17.03     $      13.24     $      13.31
                                                ============     ============     ============     ============     ============
Investment operations
  Net investment income(a)                               .11              .13              .11              .12              .04
  Net realized and unrealized gain (loss)               3.70            (1.80)            1.14             6.20              .48
                                                ------------     ------------     ------------     ------------     ------------
    Total from investment operations                    3.81            (1.67)            1.25             6.32              .52
                                                ------------     ------------     ------------     ------------     ------------

Distributions to shareholders from:
  Net investment income                                 (.17)            (.07)            (.03)            (.09)            (.05)
  Net realized gain                                     (.20)            (.28)            (.84)           (2.44)            (.54)
                                                ------------     ------------     ------------     ------------     ------------
    Total distributions                                 (.37)            (.35)            (.87)           (2.53)            (.59)
                                                ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF YEAR                    $      18.83     $      15.39     $      17.41     $      17.03     $      13.24
                                                ============     ============     ============     ============     ============

Total Return(b)                                        24.94%           (9.75)%           8.00%           53.30%            4.23%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                          1.19%            1.21%            1.22%            1.35%            1.34%
  Expenses, excluding expense
    reductions                                          1.19%            1.21%            1.22%            1.38%            1.34%
  Net investment income                                  .64%             .78%             .67%             .82%             .31%

                                                                                YEAR ENDED 12/31
                                                --------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                  2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                 $  4,226,138     $  2,252,308     $  1,252,040     $    589,882     $    347,306
  Portfolio turnover rate                              16.17%           23.10%           31.52%           77.53%           64.76%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                YEAR ENDED 12/31
                                                --------------------------------------------------------------------------------
                                                    2003             2002             2001             2000             1999
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR              $      14.97     $      16.99     $      16.72     $      13.06     $      13.17
                                                ============     ============     ============     ============     ============

Investment operations
  Net investment income (loss)(a)                          -(e)           .02              .01              .04             (.04)
  Net realized and unrealized gain (loss)               3.61            (1.75)            1.12             6.09              .47
                                                ------------     ------------     ------------     ------------     ------------
    Total from investment operations                    3.61            (1.73)            1.13             6.13              .43
                                                ------------     ------------     ------------     ------------     ------------

Distributions to shareholders from:
  Net investment income                                 (.01)            (.01)            (.02)            (.03)               -
  Net realized gain                                     (.20)            (.28)            (.84)           (2.44)            (.54)
                                                ------------     ------------     ------------     ------------     ------------
    Total distributions                                 (.21)            (.29)            (.86)           (2.47)            (.54)
                                                ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF YEAR                    $      18.37     $      14.97     $      16.99     $      16.72     $      13.06
                                                ============     ============     ============     ============     ============

Total Return(b)                                        24.15%          (10.31)%           7.35%           52.43%            3.54%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                          1.82%            1.82%            1.84%            1.95%            2.02%
  Expenses, excluding expense
    reductions                                          1.82%            1.82%            1.84%            1.95%            2.02%
  Net investment income (loss)                           .01%             .17%             .05%             .27%            (.34)%

                                                                                YEAR ENDED 12/31
                                                --------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                  2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                 $    771,959     $    527,072     $    289,421     $     78,499     $     32,906
  Portfolio turnover rate                              16.17%           23.10%           31.52%           77.53%           64.76%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                YEAR ENDED 12/31
                                                --------------------------------------------------------------------------------
                                                    2003             2002             2001             2000             1999
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR              $      14.94     $      16.97     $      16.70     $      13.06     $      13.16
                                                ============     ============     ============     ============     ============

Investment operations
  Net investment income (loss)(a)                          -(e)           .03              .01              .04             (.04)
  Net realized and unrealized gain (loss)               3.60            (1.76)            1.12             6.09              .48
                                                ------------     ------------     ------------     ------------     ------------
    Total from investment operations                    3.60            (1.73)            1.13             6.13              .44
                                                ------------     ------------     ------------     ------------     ------------

Distributions to shareholders from:
  Net investment income                                 (.02)            (.02)            (.02)            (.05)               -
  Net realized gain                                     (.20)            (.28)            (.84)           (2.44)            (.54)
                                                ------------     ------------     ------------     ------------     ------------
    Total distributions                                 (.22)            (.30)            (.86)           (2.49)            (.54)
                                                ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF YEAR                    $      18.32     $      14.94     $      16.97     $      16.70     $      13.06
                                                ============     ============     ============     ============     ============

Total Return(b)                                        24.21%          (10.30)%           7.39%           52.39%            3.62%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                          1.82%            1.82%            1.82%            1.99%            2.02%
  Expenses, excluding expense
    reductions                                          1.82%            1.82%            1.82%            1.99%            2.02%
  Net investment income (loss)                           .01%             .17%             .06%             .27%            (.34)%

                                                                                YEAR ENDED 12/31
                                                --------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                  2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                 $    975,894     $    601,416     $    274,520     $     47,729     $     13,484
  Portfolio turnover rate                              16.17%           23.10%           31.52%           77.53%           64.76%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                YEAR ENDED 12/31
                                                --------------------------------------------------------------------------------
                                                    2003             2002             2001             2000             1999
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF YEAR              $      15.16     $      17.18     $      16.83     $      13.12     $      13.25
                                                ============     ============     ============     ============     ============

Investment operations
  Net investment income(a)                               .09              .11              .09              .13              .04
  Net realized and unrealized gain (loss)               3.65            (1.78)            1.14             6.11              .39
                                                ------------     ------------     ------------     ------------     ------------
    Total from investment operations                    3.74            (1.67)            1.23             6.24              .43
                                                ------------     ------------     ------------     ------------     ------------

Distributions to shareholders from:
  Net investment income                                 (.18)            (.07)            (.04)            (.09)            (.02)
  Net realized gain                                     (.20)            (.28)            (.84)           (2.44)            (.54)
                                                ------------     ------------     ------------     ------------     ------------
    Total distributions                                 (.38)            (.35)            (.88)           (2.53)            (.56)
                                                ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF YEAR                    $      18.52     $      15.16     $      17.18     $      16.83     $      13.12
                                                ============     ============     ============     ============     ============

Total Return(b)                                        24.87%           (9.86)%           7.95%           53.31%            3.44%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                          1.27%            1.27%            1.29%            1.40%            1.45%
  Expenses, excluding expense
    reductions                                          1.27%            1.27%            1.29%            1.40%            1.45%
  Net investment income                                  .56%             .72%             .58%             .84%             .31%

                                                                                YEAR ENDED 12/31
                                                --------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                  2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000)                   $    178,439     $     51,014     $     13,789     $      2,278     $        409
Portfolio turnover rate                                16.17%           23.10%           31.52%           77.53%           64.76%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                                        YEAR ENDED 12/31                             5/3/1999(c)
                                                ---------------------------------------------------------------          TO
                                                    2003             2002             2001             2000          12/31/1999
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD            $      15.38     $      17.38     $      16.97     $      13.25     $      13.06
                                                ============     ============     ============     ============     ============

Investment operations
  Net investment income(a)                               .17              .17              .16              .18              .05
  Net realized and unrealized gain (loss)               3.69            (1.79)            1.14             6.15              .14
                                                ------------     ------------     ------------     ------------     ------------
    Total from investment operations                    3.86            (1.62)            1.30             6.33              .19
                                                ------------     ------------     ------------     ------------     ------------

Distributions to shareholders from:
  Net investment income                                 (.26)            (.10)            (.05)            (.17)               -
  Net realized gain                                     (.20)            (.28)            (.84)           (2.44)               -
                                                ------------     ------------     ------------     ------------     ------------
    Total distributions                                 (.46)            (.38)            (.89)           (2.61)               -
                                                ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                  $      18.78     $      15.38     $      17.38     $      16.97     $      13.25
                                                ============     ============     ============     ============     ============

Total Return(b)                                        25.39%           (9.43)%           8.33%           53.58%            1.45%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                           .82%             .82%             .84%             .95%             .69%(d)
  Expenses, excluding expense
    reductions                                           .82%             .82%             .84%             .95%             .69%(d)
  Net investment income                                 1.01%            1.17%             .97%            1.27%             .41%(d)

                                                                        YEAR ENDED 12/31                             5/3/1999(c)
                                                ---------------------------------------------------------------          TO
SUPPLEMENTAL DATA:                                  2003             2002             2001             2000          12/31/1999
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)               $    357,388     $     78,392     $      4,162     $          2     $          1
  Portfolio turnover rate                              16.17%           23.10%           31.52%           77.53%           64.76%
================================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.
(e) Amount represents less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") AS A diversified, open-end management investment company. The Fund was incorporated under Maryland law on March 14, 1983.

The Fund's investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchase made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sales price or, if no sales price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of the domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. government securities or U.S. government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on average daily net assets at the following annual rates:

----------------------------------

First $200 million            .75%
Next $300 million             .65%
Over $500 million             .50%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at the annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                    CLASS A          CLASS B         CLASS C          CLASS P
--------------------------------------------------------------------------------
Service                  .25%(1)           .25%            .25%             .20%
Distribution             .10%(2)           .75%            .75%             .25%

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net asset value attributable to Class A shares.

(2) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period. The Fund collected $63,177 of CDSCs during the year.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund, after concessions were paid to authorized dealers, for the year ended December 31, 2003:

DISTRIBUTOR        DEALERS'
COMMISSIONS        CONCESSIONS
------------------------------
$ 2,177,630        $ 12,838,582

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 is as follows:

                                 12/31/2003     12/31/2002
----------------------------------------------------------
Distributions paid from:
Ordinary income                $  47,660,363  $  8,541,810
Net long-term capital gains       56,737,334    28,229,737
----------------------------------------------------------
   Total distributions paid    $ 104,397,697  $ 36,771,547
==========================================================

As of December 31, 2003, the components of accumulated earnings on a tax basis are as follows:

Temporary differences           $      (316,405)
Unrealized gains - net            1,041,195,533
-----------------------------------------------
   Total accumulated earnings   $ 1,040,879,128
===============================================

As of December 31, 2003, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                        $ 5,992,946,504
-----------------------------------------------
Gross unrealized gain             1,151,257,776
Gross unrealized loss              (110,062,243)
-----------------------------------------------
   Net unrealized security gain $ 1,041,195,533
===============================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

Permanent items identified during the year ended December 31, 2003, have been reclassified among the components of net assets based on their tax basis treatment as follows:

  UNDISTRIBUTED
 (DISTRIBUTIONS
  IN EXCESS OF)           ACCUMULATED
 NET INVESTMENT          NET REALIZED          PAID-IN
         INCOME           GAIN (LOSS)          CAPITAL
------------------------------------------------------
    $ (819,327)           $ 1,014,941       $ (195,614)

5.  PORTFOLIO SECURITIES TRANSACTIONS

As of December 31, 2003, the value of securities loaned is $432,909,750. These loans are collateralized by cash of $444,391,699, which is invested in a restricted money market account. In connection with the securities lending program, State Street Bank and Trust Company ("SSB") received fees of $190,722 for the year ended December 31, 2003, which are netted against securities lending income on the Statement of Operations.

Purchases and sales of investment securities (other than short-term investments) for the year ended December 31, 2003 are as follows:

PURCHASES           SALES
---------------------------------
$ 2,379,404,801     $ 712,074,516

There were no purchases or sales of U.S. Government securities for the year ended December 31, 2003.

6.  DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Director's fees on the Statement of Operations and Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of .09%. At December 31, 2003, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year.

9.  TRANSACTIONS WITH AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the outstanding voting shares of the underlying issuer. The Fund had the following transactions with affiliated companies during the year ended December 31, 2003:

                                                                                                     REALIZED         DIVIDEND
                           BALANCE OF                               BALANCE OF          VALUE     GAIN (LOSS)           INCOME
                          SHARES HELD         GROSS       GROSS    SHARES HELD             AT        1/1/2003         1/1/2003
AFFILIATES              AT 12/31/2002     ADDITIONS       SALES  AT 12/31/2003     12/31/2003    TO 12/31/2003   TO 12/31/2003
------------------------------------------------------------------------------------------------------------------------------
Bausch & Lomb, Inc.         1,329,300     1,829,400    (222,400)     2,936,300  $ 152,393,970  $    3,631,674  $     1,032,174
Big Lots, Inc.              5,522,500     1,105,700    (454,000)     6,174,200     87,735,382      (1,414,934)               -
CBRL Group, Inc.            2,506,500       132,600  (2,639,100)             -              -      37,556,241           49,588
CMS Energy Corp.            6,168,100     2,092,800           -      8,260,900     70,382,868               -                -
Crompton Corp.              6,562,600       933,800           -      7,496,400     53,749,188               -        1,390,390
Dana Corp.                  5,231,400     2,584,200           -      7,815,600    143,416,260               -          662,259
Eastman Chemical Co.        2,070,300     2,468,100           -      4,538,400    179,402,952               -        4,760,140
Foot Locker, Inc.(a)        7,265,000       820,600  (2,479,900)     5,605,700    131,453,665       3,049,492          869,211
Hubbell, Inc.               2,565,700       651,900    (159,300)     3,058,300    134,871,030       1,654,878        3,727,482
Heathcare Realty
Trust, Inc.(a)              1,886,706       222,000           -      2,108,706     75,386,240               -        5,069,880
IMC Global, Inc.            6,561,400     2,739,500           -      9,300,900     92,357,937               -          475,524

                                                                                                       REALIZED       DIVIDEND
                               BALANCE OF                            BALANCE OF            VALUE    GAIN (LOSS)         INCOME
                              SHARES HELD      GROSS       GROSS    SHARES HELD               AT       1/1/2003       1/1/2003
AFFILIATES                  AT 12/31/2002  ADDITIONS       SALES  AT 12/31/2003       12/31/2003  TO 12/31/2003  TO 12/31/2003
------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc.*       1,208,400  3,870,200    (648,900)     4,429,700  $    59,357,980  $  (3,514,488) $           -
Snap-on, Inc.                   2,978,300  1,191,300           -      4,169,600      134,427,904              -      3,692,275
Solutia, Inc.                   8,753,300    387,500  (9,140,800)             -                -    (77,240,004)             -
Southwest Gas Corp.(a)          1,606,600     83,200           -      1,689,800       37,936,010              -      1,385,774
Sybase, Inc.                    3,812,235  1,288,300           -      5,100,535      104,969,010              -              -
The Timken Co.                  2,990,400  2,520,600           -      5,511,000      110,550,660              -      2,315,534
Tommy Hilfiger Corp.            5,364,300    697,800           -      6,062,100       89,779,701              -              -
------------------------------------------------------------------------------------------------------------------------------
Total                                                                            $ 1,658,170,757  $ (36,277,141) $  25,430,231
------------------------------------------------------------------------------------------------------------------------------

*Stock split (3 for 1) ex-date March 28, 2003, 2,919,800 shares received.
(a) No longer an affiliated company as of December 31, 2003.

10. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodian, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's net asset value.

11. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. These factors can affect Fund performance.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

12. SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 1 billion shares of $.001 par value capital stock designated as follows: 500 million Class A shares, 200 million Class B shares, 200 million Class C shares, 30 million Class P shares and 70 million Class Y shares.

                                                                         YEAR ENDED                            YEAR ENDED
                                                                  DECEMBER 31, 2003                     DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                            SHARES             AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                          113,553,090    $ 1,841,243,578        100,013,999    $ 1,623,617,143
Reinvestment of distributions                          3,768,549         66,698,176          1,226,118         19,997,981
Shares reacquired                                    (39,223,484)      (633,736,702)       (26,776,950)      (428,133,642)
-------------------------------------------------------------------------------------------------------------------------
Increase                                              78,098,155    $ 1,274,205,052         74,463,167    $ 1,215,481,482
-------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                           11,120,424    $   171,106,655         22,080,960    $   356,812,232
Reinvestment of distributions                            379,963          6,779,975            224,934          3,589,951
Shares reacquired                                     (4,684,934)       (72,519,921)        (4,121,957)       (62,438,775)
-------------------------------------------------------------------------------------------------------------------------
Increase                                               6,815,453    $   105,366,709         18,183,937    $   297,963,408
-------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                           19,878,667    $   306,653,689         29,113,462    $   467,249,147
Reinvestment of distributions                            405,819          7,181,722            189,568          3,017,922
Shares reacquired                                     (7,273,778)      (113,878,842)        (5,212,419)       (78,509,679)
-------------------------------------------------------------------------------------------------------------------------
Increase                                              13,010,708    $   199,956,569         24,090,611    $   391,757,390
-------------------------------------------------------------------------------------------------------------------------

CLASS P SHARES
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                            8,060,495    $   128,853,213          3,299,366    $    52,177,729
Reinvestment of distributions                             96,168          1,697,470              4,567             73,442
Shares reacquired                                     (1,884,769)       (30,720,408)          (742,158)       (11,646,077)
-------------------------------------------------------------------------------------------------------------------------
Increase                                               6,271,894    $    99,830,275          2,561,775    $    40,605,094
-------------------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                           15,089,600    $   245,722,560          5,017,797    $    76,801,912
Reinvestment of distributions                            340,405          6,088,649              5,820             94,567
Shares reacquired                                     (1,498,846)       (24,983,360)          (166,491)        (2,601,594)
-------------------------------------------------------------------------------------------------------------------------
Increase                                              13,931,159    $   226,827,849          4,857,126    $    74,294,885
-------------------------------------------------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
LORD ABBETT MID-CAP VALUE FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lord Abbett Mid-Cap Value Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Mid-Cap Value Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

New York, New York
February 20, 2004

BASIC INFORMATION ABOUT MANAGEMENT


The Board of Directors (the "Board") is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

INTERESTED DIRECTOR

The following Director is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 49 portfolios or series.

                                           CURRENT POSITION
NAME, ADDRESS AND                          LENGTH OF SERVICE           PRINCIPAL OCCUPATION                    OTHER
DATE OF BIRTH                                  WITH FUND              DURING PAST FIVE YEARS               DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                              Director since           Managing Partner and Chief           N/A
Lord, Abbett & Co. LLC                     1995; Chairman           Investment Officer of
90 Hudson Street                           since 1996               Lord Abbett since 1996.
Jersey City, NJ
Date of Birth: 3/8/1945

                                   ----------

INDEPENDENT DIRECTORS

The following independent or outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 49 portfolios or series.

                                           CURRENT POSITION
NAME, ADDRESS AND                          LENGTH OF SERVICE           PRINCIPAL OCCUPATION                    OTHER
DATE OF BIRTH                                  WITH FUND              DURING PAST FIVE YEARS               DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW                          Director since 1994      Managing General Partner,            Currently serves as
Bigelow Media, LLC                                                  Bigelow Media, LLC                   director of Adelphia
41 Madison Ave.,                                                    (since 2000); Senior Adviser,        Communications, Inc.,
Suite 3810                                                          Time Warner Inc. (1998 -             Crane Co., and Huttig
New York, NY                                                        2000); Acting Chief                  Building Products Inc.
Date of Birth: 10/22/1941                                           Executive Officer of
                                                                    Courtroom Television
                                                                    Network (1997 - 1998);
                                                                    President and Chief
                                                                    Executive Officer of Time
                                                                    Warner Cable Programming,
                                                                    Inc. (1991 - 1997).

WILLIAM H.T. BUSH                          Director since 1998      Co-founder and Chairman              Currently serves as
Bush-O'Donnell & Co., Inc.                                          of the Board of the financial        director of Wellpoint
101 South Hanley Road                                               advisory firm of Bush-               Health Networks, Inc.,
Suite 1250                                                          O'Donnell & Company (since           DT Industries Inc., and
St. Louis, MO                                                       1986).                               Engineered Support
Date of Birth: 7/14/1938                                                                                 Systems, Inc.

                                           CURRENT POSITION
NAME, ADDRESS AND                          LENGTH OF SERVICE           PRINCIPAL OCCUPATION                    OTHER
DATE OF BIRTH                                  WITH FUND              DURING PAST FIVE YEARS               DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------------
ROBERT B. CALHOUN, JR.                     Director since 1998      Managing Director of                 Currently serves as
Monitor Clipper Partners                                            Monitor Clipper Partners             director of Avondale,
650 Madison Ave., 9th Fl.                                           (since 1997) and President           Inc. and Interstate
New York, NY                                                        of Clipper Asset                     Bakeries Corp.
Date of Birth: 10/25/1942                                           Management Corp.
                                                                    (since 1991), both private
                                                                    equity investment funds.

JULIE A. HILL                              Director elected         Owner and CEO of the                 Currently serves as
20 Via Diamante                            February 2004            Hillsdale Companies, a               director of Wellpoint
Newport Coast, CA                                                   business consulting firm             Health Networks, Inc.;
Date of Birth: 7/16/1946                                            (1997 - present); Founder,           Resources Connection
                                                                    President and Owner of the           Inc.; Holcim (US) Inc.
                                                                    Hiram-Hill and Hillsdale             (parent company
                                                                    Development Companies                Holcim Ltd).
                                                                    from 1998 to 2001.

FRANKLIN W. HOBBS                          Director since 2000      Senior Advisor (since April          Currently serves as
Houlihan Lokey                                                      2003) and Former Chief               director of Adolph
Howard & Zukin                                                      Executive Officer of                 Coors Company.
685 Third Ave.                                                      Houlihan Lokey Howard &
New York, NY                                                        Zukin, an investment bank
Date of Birth: 7/30/1947                                            (January 2002 - April 2003);
                                                                    Chairman of Warburg Dillon Read
                                                                    (1999 - 2001); Global Head
                                                                    of Corporate Finance of SBC Warburg
                                                                    Dillon Read (1997 - 1999); Chief
                                                                    Executive Officer of Dillon, Read
                                                                    & Co. (1994 - 1997).

C. ALAN MACDONALD                          Director since           Retired - General Business           Currently serves as
415 Round Hill Road                        1988; and Lead           and Governance Consulting            director of Lincoln
Greenwich, CT                              Independent Director     (since 1992); formerly               Snacks, H.J. Baker, and
Date of Birth: 5/19/1933                                            President and CEO of                 Seix Fund, Inc.*
                                                                    Nestle Foods.

THOMAS J. NEFF                             Director since 1983      Chairman of Spencer Stuart,          Currently serves as
Spencer Stuart                                                      an executive search                  director of Ace, Ltd.
277 Park Avenue                                                     consulting firm (since 1976);        and Exult, Inc.
New York, NY                                                        President of Spencer Stuart
Date of Birth: 10/2/1937                                            (1979-1996).

                                           CURRENT POSITION
NAME, ADDRESS AND                          LENGTH OF SERVICE           PRINCIPAL OCCUPATION                    OTHER
DATE OF BIRTH                                  WITH FUND              DURING PAST FIVE YEARS               DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------------
JAMES F. ORR, III                          Director since 2002;      President and CEO of                Currently serves as
80 Pinckney Street                         resigned 3/3/2003         LandingPoint Capital (since         Chairman of
Boston, MA                                                           2002); Chairman and CEO of          Rockefeller
Date of Birth: 3/5/1943                                              United Asset Management             Foundation,
                                                                     Corporation (2000 to 2001);         Director of
                                                                     Chairman and CEO of UNUM            Nashua Corp. and
                                                                     Provident Corporation               SteelPoint
                                                                     (1999 - merger); Chairman           Technologies.
                                                                     and CEO of UNUM
                                                                     Corporation (1988 - 1999).

----------
* Seix Fund, Inc. is a registered investment company that is advised by Seix Investment Advisors Inc. Seix Investment Advisors Inc.'s Chairman, Ceo, and Chief Investment Officer is married to Robert Dow, the Fund's Chairman and President and Managing Partner of Lord Abbett.

                                   ----------

OFFICERS

None of the officers listed below have received compensation from the Company. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey city, NJ 07302.

NAME, ADDRESS AND                          CURRENT POSITION            LENGTH OF SERVICE                    PRINCIPAL OCCUPATION
DATE OF BIRTH                                  WITH FUND              OF CURRENT POSITION                  DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                              Chief Executive           Elected in 1995                     Managing Partner and
(3/8/1945)                                 Officer and President                                         Chief Investment
                                                                                                         Officer of Lord Abbett
                                                                                                         since 1996.

EDWARD VON DER LINDE                       Executive Vice            Elected in 1995                     Partner and
(6/12/1960)                                President                                                     Investment Manager,
                                                                                                         joined Lord Abbett in
                                                                                                         1988.

TRACIE E. AHERN                            Vice President and        Elected in 1999                     Partner and Director
(1/12/1968)                                Treasurer                                                     of Portfolio
                                                                                                         Accounting and Operations,
                                                                                                         joined Lord Abbett in
                                                                                                         1999, prior thereto Vice
                                                                                                         President - Head of
                                                                                                         Fund Administration of
                                                                                                         Morgan Grenfell.

EILEEN K. BANKO                            Vice President            Elected in 1999                     Equity Analyst, joined
(11/31967)                                                                                               Lord Abbett in 1990.

JOAN A. BINSTOCK                           Chief Financial           Elected in 1999                     Partner and Chief
(3/4/1954)                                 Officer and Vice                                              Operations Officer;
                                           President                                                     joined Lord Abbett in
                                                                                                         1999, prior thereto
                                                                                                         Chief Operating
                                                                                                         Officer of Morgan
                                                                                                         Grenfell.

NAME, ADDRESS AND                          CURRENT POSITION            LENGTH OF SERVICE                    PRINCIPAL OCCUPATION
DATE OF BIRTH                                  WITH FUND              OF CURRENT POSITION                  DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
DAVID G. BUILDER                           Vice President            Elected in 1998                     Equity Analyst, joined
(1/4/1954)                                                                                               Lord Abbett in 1998.

DANIEL E. CARPER                           Vice President            Elected in 1987                     Partner; joined Lord
(1/22/1952)                                                                                              Abbett in 1979.

HOWARD E. HANSEN                           Vice President            Elected in 1998                     Partner and
(10/13/1961)                                                                                             Investment Manager,
                                                                                                         joined Lord Abbett in
                                                                                                         1995.

PAUL A. HILSTAD                            Vice President and        Elected in 1995                     Partner and General
(12/13/1942)                               Secretary                                                     Counsel; joined Lord
                                                                                                         Abbett in 1995.

LAWRENCE H. KAPLAN                         Vice President and        Elected in 1997                     Partner and Deputy
(1/16/1957)                                Assistant Secretary                                           General Counsel;
                                                                                                         joined Lord Abbett in
                                                                                                         1997.

ROBERT G. MORRIS                           Vice President            Elected in 1995                     Partner and Director
(11/6/1944)                                                                                              of Equity Investments;
                                                                                                         joined Lord Abbett in
                                                                                                         1991.

A. EDWARD OBERHAUS, III                    Vice President            Elected in 1996                     Partner and Manager
(12/21/1959)                                                                                             of Equity Trading;
                                                                                                         joined Lord Abbett in
                                                                                                         1983.

CHRISTINA T. SIMMONS                       Vice President and        Elected in 2000                     Assistant General
(11/12/1957)                               Assistant Secretary                                           Counsel; joined Lord
                                                                                                         Abbett in 1999,
                                                                                                         formerly Assistant
                                                                                                         General Counsel of
                                                                                                         Prudential Investments
                                                                                                         from 1998 to 1999,
                                                                                                         prior thereto Counsel
                                                                                                         of Drinker, Biddle &
                                                                                                         Reath LLP, a law firm.

BERNARD J. GRZELAK                         Assistant Treasurer       Elected in 2003                     Director of Fund
(6/12/1971)                                                                                              Administration, joined
                                                                                                         Lord Abbett in 2003,
                                                                                                         formerly Vice President,
                                                                                                         Lazard Asset Management
                                                                                                         from 2000 to 2003,
                                                                                                         prior thereto Manager
                                                                                                         of Deloitte & Touche LLP.

PLEASE CALL 888-522-2388 FOR A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION
(SAI), WHICH CONTAINS FURTHER INFORMATION ABOUT THE DIRECTORS. IT IS AVAILABLE FREE UPON REQUEST.

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336 Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities is available without charge, upon request, by calling 888-522-2388 or on Lord Abbett's web site at www.LordAbbett.com.

   TAX INFORMATION

   69.11% of the ordinary income distribution paid by the Fund during 2003 is qualifying dividend income. For corporate shareholders, all of the Fund's ordinary income distribution qualified for the dividends received deduction.

   Additionally, of the distributions paid to shareholders during the year ended December 31, 2003, $56,737,334 represents long-term capital gains, of which 53.93% are deemed to have been paid from long-term capital gains generated after May 5, 2003.

[LORD ABBETT(R) LOGO]


    This report when not used for the general
information of shareholders of the Fund, is to be
distributed only if preceded or accompanied by a
             current Fund prospectus.                    LORD ABBETT MID-CAP VALUE FUND, INC.

 Lord Abbett Mutual Fund shares are distributed by:
           LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City, New Jersey 07302-3973                                                   LAMCVF-2-1203
                                                                                                                (2/04)

ITEM 2:    CODE OF ETHICS.

         (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect from June 19, 2003 through the end of the reporting period on December 31, 2003 (the "Period").

         (b)    Not applicable.

         (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

         (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

         (e)    Not applicable.

         (f)    See Item 10(a) concerning the filing of the Code of Ethics.


ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT.

           The Registrant's Board of Directors has determined that the following independent Directors who comprise the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs. Ms. Julie Hill is a newly elected member of the audit committee. Each audit committee member is independent within the meaning of the Form N-CSR.


ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2003 and 2002 by the Registrant's principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, "Deloitte") were as follows:

                                                                    FISCAL YEAR ENDED:
                                                                2003                  2002
           Audit Fees {a}                                     $ 34,000               $ 23,000
           Audit-Related Fees {b}                                  863                    538
                                                            ---------------------------------
           Total audit and audit-related fees                   34,863                 23,538
                                                            ---------------------------------

           Tax Fees {c}                                          7,413                  6,250
           All Other Fees {d}                                    1,309                      -
                                                            ---------------------------------

               Total Fees                                     $ 43,585               $ 29,788
                                                            ---------------------------------

----------

                  {a} Consists of fees for audits of the Registrant's annual financial statements.

                  {b} Consists of the Registrant's proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

                  {c} Fees for the fiscal year ended December 31, 2003 consist of fees of $6,550 for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies and fees of $863 for preparing IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

                  Fees for the fiscal year ended December 31, 2002 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies.

                  {d} Consists of the Registrant's proportionate share of fees for testing of Anti-Money Laundering Compliance.

           (e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant's Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

                  - any audit, audit-related, tax, and other services to be
                    provided to the Lord Abbett Funds, including the Registrant, and

                  - any audit-related, tax, and other services to be provided to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor's independence.

           The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

           (e) (2) The Registrant's Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

           (f) Not Applicable.

           (g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4
           (a), (b), (c) and (d) as "All Other Fees".

           The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant's investment adviser, Lord, Abbett & Co. LLC ("Lord Abbett"), for the fiscal years ended December 31, 2003 and 2002 were:

                                                             FISCAL YEAR ENDED:
                                                           2003             2002
           All Other Fees {a}                            $ 76,900         $ 171,456

----------

                {a} Fees for the fiscal year ended December 31, 2003 consist of fees for Independent Services Auditors' Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett's operations and general computer controls over equity securities processing for institutional and mutual fund accounts ("SAS 70 Report").

                Fees for the fiscal year ended December 31, 2002 consist of fees of $146,456 for testing of Business Continuity Planning and $25,000 for the SAS 70 Report.

           The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant's principal underwriter) for the fiscal years ended December 31, 2003 and 2002 were:

                                                             FISCAL YEAR ENDED:
                                                           2003             2002
           All Other Fees {b}                            $ 11,378            -0-

----------
                {b} Fees for the fiscal year ended December 31, 2003 represent fees testing of Anti-Money Laundering Compliance.

           (h) The Registrant's Audit Committee has considered the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01
           (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte's independence.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS.
           Not applicable.

ITEM 6:    [Reserved]

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
           Not applicable.

ITEM 8:    [Reserved]

ITEM 9:    CONTROLS AND PROCEDURES.

       (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of February 20, 2004, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

       (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10:   Exhibits.

ITEM 10(a): CODE OF ETHICS, AS REQUIRED BY ITEM 2, IS ATTACHED HERETO AS PART OF EX-99.CODEETH.

ITEM 10(b):
         (i) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

         (ii)Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT MID-CAP VALUE FUND, INC.


                                      /s/ ROBERT S DOW
                                      ----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President

                                      /s/ JOAN A. BINSTOCK
                                      --------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President

Date: February 20, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                      LORD ABBETT MID-CAP VALUE FUND, INC.


                                      /s/ ROBERT S. DOW
                                      -----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ JOAN A. BINSTOCK
                                      --------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President

Date: February 20, 2004